Completed Acquisitions Purchase Price (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended							1 Months Ended				1 Months Ended				1 Months Ended				1 Months Ended					12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 In-process Research and Development [Member]	Dec. 31, 2012 Customer Relationships [Member]	Dec. 31, 2011 Customer Relationships [Member]	Dec. 31, 2012 Product Technology [Member]	Dec. 31, 2011 Product Technology [Member]	Dec. 31, 2012 Tradenames and other [Member]	Dec. 31, 2011 Tradenames and other [Member]	Feb. 03, 2014 Life Technologies Corporation [Member]	Sep. 29, 2012 One Lambda [Member]	Sep. 29, 2012 One Lambda [Member] Customer Relationships [Member]	Sep. 29, 2012 One Lambda [Member] Product Technology [Member]	Sep. 29, 2012 One Lambda [Member] Tradenames and other [Member]	May 31, 2012 Doe & Ingalls [Member]	May 31, 2012 Doe & Ingalls [Member] Customer Relationships [Member]	May 31, 2012 Doe & Ingalls [Member] Product Technology [Member]	May 31, 2012 Doe & Ingalls [Member] Tradenames and other [Member]	Aug. 31, 2011 Phadia [Member]	Aug. 31, 2011 Phadia [Member] Customer Relationships [Member]	Aug. 31, 2011 Phadia [Member] Product Technology [Member]	Aug. 31, 2011 Phadia [Member] Tradenames and other [Member]	May 31, 2011 Dionex [Member]	May 31, 2011 Dionex [Member] In-process Research and Development [Member]	May 31, 2011 Dionex [Member] Customer Relationships [Member]	May 31, 2011 Dionex [Member] Product Technology [Member]	May 31, 2011 Dionex [Member] Tradenames and other [Member]	Dec. 31, 2012 Other Acquisitions [Member]	Dec. 31, 2011 Other Acquisitions [Member]	Dec. 31, 2012 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2011 Other Acquisitions [Member] Customer Relationships [Member]	Dec. 31, 2012 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2011 Other Acquisitions [Member] Product Technology [Member]	Dec. 31, 2012 Other Acquisitions [Member] Tradenames and other [Member]	Dec. 31, 2011 Other Acquisitions [Member] Tradenames and other [Member]
Purchase Price
Cash Paid	$ 0	$ 1,086.6	$ 5,894.1									$ 886.3				$ 174.9				$ 3,655.2				$ 2,140.8					$ 25.4	$ 98.1
Debt Assumed			3.5								1,500.0									0.3				3.2
Fair Value of Contingent Consideration		19.9	1.4									13.1				1.5													5.3	1.4
Cash acquired		(1.3)	(233.0)									(1.3)								(117.2)				(114.9)						(0.9)
Total Purchase Price		1,105.2	5,666.0									898.1				176.4				3,538.3				2,029.1					30.7	98.6
Net Assets Acquired
Current assets		134.2	580.9									110.2				21.9				328.1				227.8					2.1	25.0
Property, plant and equipment		41.9	267.0									30.2				11.6				150.2				87.8					0.1	29.0
Intangible assets (Definite Lived)					402.0	1,469.7	187.5	1,066.5	34.0	171.9			330.7	172.5	17.2		68.1	1.1	16.8		956.8	696.3	132.6			495.3	350.2	35.7			3.2	17.6	13.9	20.0	0	3.6
Intangible assets (Indefinite Lived)				18.3																					18.3
Goodwill		370.6	3,161.6									274.0				81.1				1,813.6				1,317.8					15.5	30.2
Other assets		0.5	72.2													0.5				67.9				3.1						1.2
Liabilities assumed		(65.5)	(1,142.1)									(36.7)				(24.7)				(607.2)				(506.9)					(4.1)	(28.0)
Total Purchase Price		$ 1,105.2	$ 5,666.0									$ 898.1				$ 176.4				$ 3,538.3				$ 2,029.1					$ 30.7	$ 98.6
Acquired Finite-lived Intangible Asset, Weighted Average Useful Life (in years)		13 years	13 years		13 years	14 years	11 years	11 years	13 years	14 years